Material Terms and Conditions Conversion of Eleventh Series Class XI Preferred Stock (Detail) - Eleventh series class XI preferred stock		12 Months Ended
Mar. 31, 2015
Class of Stock [Line Items]
Conversion ratio	[1]	¥1,000/(conversion price), where the conversion price after adjustment is ¥282.90 on or after August 30, 2011; to be reset on July 1, 2015 (a "Reset Date") as ¥1,000/(conversion price), where the conversion price is the lower of (x) the average price of daily closing prices (including closing bid or offered price) of common stock as reported by the Tokyo Stock Exchange ("TSE") for the 30 consecutive trading days (excluding trading days on which no closing price, closing bid or offered price is reported) commencing on the 45th trading day prior to the Reset Date and (y) the conversion price after adjustment effective as of the day before the relevant Reset Date, provided that the conversion price shall not be less than ¥282.90.
Minimum
Class of Stock [Line Items]
Conversion period		Jul. 01, 2008
Maximum
Class of Stock [Line Items]
Conversion period		Jun. 30, 2016

[1]	Subject to adjustment, in the event of issuance or disposal by MHFG of common stock for a price below the "current market price", a stock split, issuance of securities convertible into common stock at a price below the "current market price" at the time of issuance thereof or determination of the conversion price thereof, merger or amalgamation, or a capital decrease or stock consolidation occurs and in certain other circumstances.